Finance Income And Cost - Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income And Cost - Finance Cost Table
Interest on debts and borrowings	$ 55,710	$ 56,781	$ 56,390
Deferred finance cost	4,461	3,937	3,509
Interest on lease liabilities	1,384	717	678
Other finance costs	2,085	852	4,722
Total finance costs	$ 63,640	$ 62,287	$ 65,299